Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Cost:
Network equipment	$6,976,107	$19,900,918
Leasehold improvements	1,089,970	1,950,310
Electronic equipment	1,170,866	2,232,004
Furniture, computers and office equipment	443,453	873,626
Total cost	9,680,396	24,956,858
Less: accumulated depreciation	(3,398,406)	(8,203,008)
Property and equipment, net	$6,281,990	$16,753,850
Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 were US$922,351, US$1,867,734 and US$4,457,981, respectively.